Acquired intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
Acquired intangible assets, net consisted of the following:

	December 31,
	2014	2015
Distribution networks	$2,329,849	$2,329,849
Trademarks	2,925,453	2,879,106
	$5,255,302	$5,208,955
Less: accumulated amortization	(4,076,635)	(4,331,985)
	$1,178,667	$876,970